S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.91
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.09
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (181,480)
Net Tangible Book Value Adjusted	$ 121,187,765
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,091,667
Without Over Allotment [Member] | No Redemption [Member] | Net Proceeds from this Offering and Sale of Private Placement Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 126,000,000	[1]
Without Over Allotment [Member] | No Redemption [Member] | Offering Costs Accrued for paid in advance excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	125,245
Without Over Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(4,375,000)	[2]
Without Over Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(381,000)
Without Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,791,667	[3]
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(625,000)
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,500,000
Without Over Allotment [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	425,000
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	10.83
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.83)
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (181,480)
Net Tangible Book Value Adjusted	$ (3,812,235)
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,591,667
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 126,000,000	[1]
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued for paid in advance excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	125,245
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(4,375,000)	[2]
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(381,000)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (125,000,000)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,791,667	[3]
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(625,000)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,500,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	425,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(12,500,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.56
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.44
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (181,480)
Net Tangible Book Value Adjusted	$ 89,937,765
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	13,966,667
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 126,000,000	[1]
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued for paid in advance excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	125,245
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(4,375,000)	[2]
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(381,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (31,250,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,791,667	[3]
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(625,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,500,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	425,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(3,125,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.59
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.41
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (181,480)
Net Tangible Book Value Adjusted	$ 58,687,765
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	10,841,667
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 126,000,000	[1]
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued for paid in advance excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	125,245
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(4,375,000)	[2]
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(381,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (62,500,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,791,667	[3]
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(625,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,500,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	425,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(6,250,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.44
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.56
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (181,480)
Net Tangible Book Value Adjusted	$ 27,437,765
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,716,667
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 126,000,000	[1]
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued for paid in advance excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	125,245
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(4,375,000)	[2]
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(381,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (93,750,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,791,667	[3]
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(625,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,500,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	425,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(9,375,000)
With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.90
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.10
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (181,480)
Net Tangible Book Value Adjusted	$ 139,287,515
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	19,629,167
With Over Allotment [Member] | No Redemption [Member] | Net Proceeds from this Offering and Sale of Private Placement Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 144,750,000	[1]
With Over Allotment [Member] | No Redemption [Member] | Offering Costs Accrued for paid in advance excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	125,245
With Over Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(5,406,250)	[2]
With Over Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,791,667	[3]
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	14,375,000
With Over Allotment [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	462,500
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	10.85
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.85)
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (181,480)
Net Tangible Book Value Adjusted	$ (4,462,485)
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,254,167
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 144,750,000	[1]
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued for paid in advance excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	125,245
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(5,406,250)	[2]
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (143,750,000)
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,791,667	[3]
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	14,375,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	462,500
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(14,375,000)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.55
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.45
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (181,480)
Net Tangible Book Value Adjusted	$ 103,350,015
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	16,035,417
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 144,750,000	[1]
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued for paid in advance excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	125,245
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(5,406,250)	[2]
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (35,937,500)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,791,667	[3]
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	14,375,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	462,500
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(3,593,750)
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.58
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.42
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (181,480)
Net Tangible Book Value Adjusted	$ 67,412,515
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,441,667
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 144,750,000	[1]
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued for paid in advance excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	125,245
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(5,406,250)	[2]
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (71,875,000)
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,791,667	[3]
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	14,375,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	462,500
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(7,187,500)
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.04)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.44
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.56
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (181,480)
Net Tangible Book Value Adjusted	$ 31,475,015
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,847,917
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of Private Placement Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 144,750,000	[1]
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued for paid in advance excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	125,245
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(5,406,250)	[2]
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (107,812,500)
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,791,667	[3]
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	14,375,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	462,500
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(10,781,250)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $2,500,000 in the aggregate (or $2,875,000 in the aggregate if the underwriters’ over-allotment option is exercised in full), payable to BTIG (excluding deferred underwriting commissions). See “Use of Proceeds.”
[2]	Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: (i) $0.30 per initial unit sold in this offering and $0.55 per unit sold pursuant to the underwriters’ over-allotment option will be paid to BTIG in cash upon the closing of the initial business combination and (ii) $0.05 per initial unit sold in this offering will be payable to BTIG in cash (the “Allocable Amount”), provided that we and our sponsor have the right, in our and our sponsor’s discretion, to reallocate any portion of the Allocable Amount to third parties not participating in this offering (but who are members of FINRA) that assist us in consummating the initial business combination. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.
[3]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”